Group assets and liabilities - measurement - Valuation approach for level 2 (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Level 2 | Internal valuation
Group assets and liabilities - measurement
Financial assets	$ 8,915	$ 7,462
Debt securities
Group assets and liabilities - measurement
Financial assets	134,570
Debt securities | Level 2
Group assets and liabilities - measurement
Financial assets	$ 66,637	$ 63,247